UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2011




[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA WORLD GROWTH FUND
AUGUST 31, 2011

                                                                      (Form N-Q)

48051-1011                                   (C)2011, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA WORLD GROWTH FUND
August 31, 2011 (unaudited)

                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             COMMON STOCKS (98.3%)

             CONSUMER DISCRETIONARY (14.7%)
             ------------------------------
             ADVERTISING (2.4%)
  178,240    Omnicom Group, Inc.                                                $      7,227
  663,177    WPP plc                                                                   6,933
                                                                                ------------
                                                                                      14,160
                                                                                ------------
             APPAREL RETAIL (1.0%)
   95,650    Hennes & Mauritz AB "B"                                                   2,980
  116,670    Urban Outfitters, Inc.*                                                   3,054
                                                                                ------------
                                                                                       6,034
                                                                                ------------
             APPAREL, ACCESSORIES & LUXURY GOODS (3.5%)
  110,682    Burberry Group plc                                                        2,474
  125,200    Compagnie Financiere Richemont S.A.                                       7,268
   65,548    LVMH Moet Hennessy - Louis Vuitton S.A.                                  11,106
                                                                                ------------
                                                                                      20,848
                                                                                ------------
             CASINOS & GAMING (0.8%)
  719,253    Ladbrokes plc                                                             1,492
  914,675    William Hill plc                                                          3,351
                                                                                ------------
                                                                                       4,843
                                                                                ------------
             FOOTWEAR (1.4%)
   94,900    NIKE, Inc. "B"                                                            8,223
                                                                                ------------
             GENERAL MERCHANDISE STORES (1.3%)
  143,840    Target Corp.                                                              7,432
                                                                                ------------
             MOTORCYCLE MANUFACTURERS (0.4%)
   53,480    Harley-Davidson, Inc.                                                     2,068
                                                                                ------------
             MOVIES & ENTERTAINMENT (2.4%)
  420,020    Walt Disney Co.                                                          14,306
                                                                                ------------
             RESTAURANTS (1.1%)
  726,790    Compass Group plc                                                         6,501
                                                                                ------------
             SPECIALTY STORES (0.4%)
  123,170    Sally Beauty Holdings, Inc.*                                              2,082
                                                                                ------------
             Total Consumer Discretionary                                             86,497
                                                                                ------------
             CONSUMER STAPLES (21.7%)
             ------------------------
             BREWERS (2.5%)
    1,361    Carlsberg A.S.                                                              102
  293,728    Heineken N.V.                                                            14,702
                                                                                ------------
                                                                                      14,804
                                                                                ------------
             DISTILLERS & VINTNERS (3.3%)
  643,711    Diageo plc                                                               12,957
   72,716    Pernod Ricard S.A.                                                        6,529
                                                                                ------------
                                                                                      19,486
                                                                                ------------

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1  | USAA World Growth Fund

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
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             DRUG RETAIL (1.5%)
  247,590    Walgreen Co.                                                       $      8,718
                                                                                ------------
             FOOD RETAIL (1.0%)
   28,700    Lawson, Inc.                                                              1,561
  655,543    Tesco plc                                                                 4,029
                                                                                ------------
                                                                                       5,590
                                                                                ------------
             HOUSEHOLD PRODUCTS (5.2%)
  101,090    Colgate-Palmolive Co.                                                     9,095
   95,545    Procter & Gamble Co.                                                      6,084
  282,957    Reckitt Benckiser Group plc                                              15,043
                                                                                ------------
                                                                                      30,222
                                                                                ------------
             PACKAGED FOODS & MEAT (6.3%)
  147,820    DANONE S.A.                                                              10,100
   38,530    General Mills, Inc.                                                       1,461
   73,587    J.M. Smucker Co.                                                          5,305
  327,170    Nestle S.A.                                                              20,263
                                                                                ------------
                                                                                      37,129
                                                                                ------------
             PERSONAL PRODUCTS (0.8%)
   49,082    Beiersdorf AG                                                             2,886
   73,000    Kao Corp.                                                                 1,931
                                                                                ------------
                                                                                       4,817
                                                                                ------------
             SOFT DRINKS (1.1%)
  112,760    Dr. Pepper Snapple Group, Inc.                                            4,339
   36,280    PepsiCo, Inc.                                                             2,337
                                                                                ------------
                                                                                       6,676
                                                                                ------------
             Total Consumer Staples                                                  127,442
                                                                                ------------
             ENERGY (2.7%)
             -------------
             INTEGRATED OIL & GAS (0.4%)
   73,591    Royal Dutch Shell plc "A"                                                 2,461
                                                                                ------------
             OIL & GAS EQUIPMENT & SERVICES (1.4%)
   73,900    National-Oilwell Varco, Inc.                                              4,886
   39,630    Schlumberger Ltd.                                                         3,096
                                                                                ------------
                                                                                       7,982
                                                                                ------------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
      811    INPEX Holdings, Inc.                                                      5,455
                                                                                ------------
             Total Energy                                                             15,898
                                                                                ------------
             FINANCIALS (12.9%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (4.1%)
  388,111    Bank of New York Mellon Corp.                                             8,022
  156,341    Julius Baer Group Ltd.*                                                   6,422
  264,170    State Street Corp.                                                        9,383
                                                                                ------------
                                                                                      23,827
                                                                                ------------
             CONSUMER FINANCE (1.3%)
  120,500    Aeon Credit Service Co. Ltd.                                              1,789
  119,380    American Express Co.                                                      5,935
                                                                                ------------
                                                                                       7,724
                                                                                ------------
             DIVERSIFIED BANKS (3.4%)
  330,270    Banco Santander Brasil S.A. ADR                                           3,177
  128,745    Erste Bank der Oesterreichischen Sparkassen AG                            4,688
   58,170    ICICI Bank Ltd.ADR                                                        2,290
   10,769    Komercni Banka A.S.                                                       2,264

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                                                   Portfolio of Investments |  2

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
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
  329,699    Standard Chartered plc                                             $      7,493
                                                                                ------------
                                                                                      19,912
                                                                                ------------
             DIVERSIFIED CAPITAL MARKETS (1.0%)
  418,978    UBS AG*                                                                   6,067
                                                                                ------------
             INVESTMENT BANKING & BROKERAGE (1.1%)
   57,300    Goldman Sachs Group, Inc.                                                 6,659
                                                                                ------------
             MULTI-LINE INSURANCE (0.6%)
  223,944    AXA S.A.                                                                  3,597
                                                                                ------------
             REINSURANCE (0.7%)
   76,668    Swiss Re Ltd.*                                                            4,021
                                                                                ------------
             SPECIALIZED FINANCE (0.7%)
   69,271    Deutsche Boerse AG*                                                       4,016
                                                                                ------------
             Total Financials                                                         75,823
                                                                                ------------
             HEALTH CARE (11.6%)
             -------------------
             HEALTH CARE EQUIPMENT (3.7%)
  251,960    Medtronic, Inc.                                                           8,836
   30,576    Sonova Holding AG*                                                        2,610
  197,400    St. Jude Medical, Inc.                                                    8,990
    9,113    Synthes, Inc.(a)                                                          1,626
                                                                                ------------
                                                                                      22,062
                                                                                ------------
             HEALTH CARE SUPPLIES (0.9%)
  145,190    DENTSPLY International, Inc.                                              5,111
                                                                                ------------
             LIFE SCIENCES TOOLS & SERVICES (2.6%)
  159,400    Thermo Fisher Scientific, Inc.*                                           8,756
   78,930    Waters Corp.*                                                             6,304
                                                                                ------------
                                                                                      15,060
                                                                                ------------
             PHARMACEUTICALS (4.4%)
  131,224    Bayer AG                                                                  8,462
   87,220    Johnson & Johnson                                                         5,739
   71,138    Merck KGaA                                                                6,381
   32,113    Roche Holdings AG                                                         5,623
                                                                                ------------
                                                                                      26,205
                                                                                ------------
             Total Health Care                                                        68,438
                                                                                ------------
             INDUSTRIALS (12.1%)
             -------------------
             AEROSPACE & DEFENSE (2.8%)
  213,800    Honeywell International, Inc.                                            10,222
   83,320    United Technologies Corp.                                                 6,186
                                                                                ------------
                                                                                      16,408
                                                                                ------------
             AIR FREIGHT & LOGISTICS (2.0%)
  259,123    TNT Express N.V.                                                          2,423
  136,250    United Parcel Service, Inc. "B"                                           9,182
                                                                                ------------
                                                                                      11,605
                                                                                ------------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.2%)
  196,435    Legrand S.A.                                                              7,801
   20,170    Rockwell Automation, Inc.                                                 1,294
   72,076    Schneider Electric S.A.                                                   9,639
                                                                                ------------
                                                                                      18,734
                                                                                ------------
             INDUSTRIAL CONGLOMERATES (2.1%)
  128,370    3M Co.                                                                   10,652
  114,324    Smiths Group plc                                                          1,849
                                                                                ------------
                                                                                      12,501
                                                                                ------------

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3  | USAA World Growth Fund

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
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             MARINE (0.3%)
   13,650    Kuehne & Nagel International AG                                    $      1,904
                                                                                ------------
             RAILROADS (1.7%)
  136,826    Canadian National Railway Co.                                            10,098
                                                                                ------------
             Total Industrials                                                        71,250
                                                                                ------------

             INFORMATION TECHNOLOGY (12.2%)
             ------------------------------
             APPLICATION SOFTWARE (1.4%)
  119,660    Autodesk, Inc.*                                                           3,375
   56,271    Dassault Systemes S.A. ADR                                                4,567
                                                                                ------------
                                                                                       7,942
                                                                                ------------
             COMMUNICATIONS EQUIPMENT (1.4%)
  538,650    Cisco Systems, Inc.                                                       8,446
                                                                                ------------
             DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
   97,720    Visa, Inc. "A"                                                            8,588
                                                                                ------------
             ELECTRONIC COMPONENTS (1.5%)
   80,750    Amphenol Corp. "A"                                                        3,794
  237,900    HOYA Corp.                                                                5,210
                                                                                ------------
                                                                                       9,004
                                                                                ------------
             IT CONSULTING & OTHER SERVICES (1.8%)
  198,840    Accenture plc "A"                                                        10,656
                                                                                ------------
             OFFICE ELECTRONICS (1.2%)
  143,200    Canon, Inc.                                                               6,723
                                                                                ------------
             SEMICONDUCTORS (1.4%)
   76,790    Microchip Technology, Inc.(b)                                             2,520
    8,539    Samsung Electronics Co. Ltd.                                              5,955
                                                                                ------------
                                                                                       8,475
                                                                                ------------
             SYSTEMS SOFTWARE (2.0%)
  422,800    Oracle Corp.                                                             11,868
                                                                                ------------
             Total Information Technology                                             71,702
                                                                                ------------
             MATERIALS (10.1%)
             -----------------
             DIVERSIFIED CHEMICALS (1.5%)
  170,039    AkzoNobel N.V.                                                            8,657
                                                                                ------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
   17,610    Monsanto Co.                                                              1,214
                                                                                ------------
             INDUSTRIAL GASES (5.1%)
   45,651    Air Liquide S.A.                                                          5,936
  118,650    Linde AG                                                                 18,169
   57,830    Praxair, Inc.                                                             5,696
                                                                                ------------
                                                                                      29,801
                                                                                ------------
             PAPER PRODUCTS (1.1%)
  500,823    Svenska Cellulosa AB "B"                                                  6,756
                                                                                ------------
             SPECIALTY CHEMICALS (2.2%)
    2,251    Givaudan S.A.*                                                            2,176
   64,940    Sherwin-Williams Co.                                                      4,918
  123,700    Shin-Etsu Chemical Co. Ltd.                                               6,220
                                                                                ------------
                                                                                      13,314
                                                                                ------------
             Total Materials                                                          59,742
                                                                                ------------

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                                                   Portfolio of Investments |  4

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
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES    SECURITY                                                                               (000)
---------------------------------------------------------------------------------------------------------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
   31,632    Red Electrica de Espana                                                          $     1,557
                                                                                              -----------
             Total Utilities                                                                        1,557
                                                                                              -----------
             Total Common Stocks (cost: $511,319)                                                 578,349
                                                                                              -----------
             MONEY MARKET INSTRUMENTS (1.1%)

             MONEY MARKET FUNDS (1.1%)

6,457,781    State Street Institutional Liquid Reserve Fund, 0.10% (c)(cost: $6,458)                6,458
                                                                                              -----------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
             SECURITIES LOANED (0.3%)

             MONEY MARKET FUNDS (0.2%)
  114,750    Blackrock Liquidity Funds TempFund Portfolio, 0.07%(c)                                   114
1,136,866    Fidelity Institutional Money Market Portfolio, 0.11%(c)                                1,137
                                                                                              -----------
             Total Money Market Funds                                                               1,251
                                                                                              -----------

PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (0.1%)
$      28    Credit Suisse First Boston LLC, 0.06%, acquired on 8/31/2011 and due 9/01/2011 at $28 (collateralized by $30 of Fannie Mae(d), 0.50%, due 10/30/2012;
                market value $30)                                                                      28
      284    Deutsche Bank Securities, Inc., 0.06%, acquired on 8/31/2011 and due 9/01/2011 at $284 (collateralized by $261 of Freddie Mac(d), 4.88%, due 11/15/2013;
                market value $290)                                                                    284
                                                                                              -----------
             Total Repurchase Agreements                                                              312
                                                                                              -----------
             Total Short-term Investments Purchased With Cash Collateral From Securities
             Loaned (cost: $1,563)                                                                  1,563
                                                                                                 --------

             TOTAL INVESTMENTS (COST: $519,340)                                                  $586,370
                                                                                                 ========

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5  | USAA World Growth Fund

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
($ IN 000s)                                             VALUATION HIERARCHY
                                                        -------------------
                                             (LEVEL 1)       (LEVEL 2)       (LEVEL 3)
                                           QUOTED PRICES       OTHER        SIGNIFICANT
                                             IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                              MARKETS       OBSERVABLE        INPUTS
                                           FOR IDENTICAL      INPUTS
ASSETS                                        ASSETS                                               TOTAL
--------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                            $     578,349    $        --    $         --    $     578,349
MONEY MARKET INSTRUMENTS:
  MONEY MAKET FUNDS                                6,458             --              --            6,458
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                               1,251             --              --            1,251
  REPURCHASE AGREEMENTS                               --            312              --              312
--------------------------------------------------------------------------------------------------------
TOTAL                                      $     586,058    $       312    $         --    $     586,370
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2011, through August 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: World Growth Fund Shares (Fund Shares) and, effective August 1, 2010, World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's

================================================================================

7  | USAA World Growth Fund

================================================================================

subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of August 31, 2011, was approximately $1,510,000.

E. NEW ACCOUNTING PRONOUNCEMENTS
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

9  | USAA World Growth Fund

================================================================================

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

F. As of August 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2011, were $113,198,000 and $46,168,000, respectively, resulting in net unrealized appreciation of $67,030,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $588,002,000 at August 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 53.8% of net assets at August 31, 2011.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b)   The security or a portion thereof was out on loan as of August 31, 2011.
(c) Rate represents the money market fund annualized seven-day yield at August 31, 2011.
(d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    10/26/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/26/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/26/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.